LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Debt Disclosure [Abstract]
LONG TERM DEBT	LONG-TERM DEBT
Extinguishment of Debt

In May 2019, we repaid in full $1.5 million of remaining principal amount on the unsecured promissory note to Rambler On LLC and $0.1 million of accrued interest outstanding thereon, using cash on hand.

5. LONG‑TERM DEBT

Long‑term debt consisted of the following at the dates indicated (in thousands):

	December 29,	December 30,
	2018	2017
Term Loan A, due 2021	$331,388	$378,250
Term Loan B, due 2022	—	103,425
Debt owed to Rambler On	1,500	3,000
Total debt	332,888	484,675
Current maturities of long‑term debt	(43,638)	(47,050)
Total long‑term debt	289,250	437,625
Unamortized deferred financing fees	(4,874)	(8,993)
Total long‑term debt, net	$284,376	$428,632

Future maturity requirements on long‑term debt as of December 29, 2018 were $43.6 million, $44.5 million, and $244.8 million for fiscal 2019, 2020, and 2021, respectively.

Credit Facility

In May 2016, we entered into an agreement providing for the Credit Facility. The Credit Facility provides for: (a) a $100.0 million Revolving Credit Facility maturing on May 19, 2021 (“Revolving Credit Facility”); (b) a $445.0 million term loan A maturing on May 19, 2021 (“Term Loan A”); and (c) a $105.0 million term loan B maturing on May 19, 2022 (“Term Loan B”). All borrowings under our Credit Facility bear interest at a variable rate based on prime, federal funds, or LIBOR plus an applicable margin based on our total net leverage ratio. On July 15, 2017, we amended the Credit Facility to reset the net leverage ratio covenant for the period ending June 2017 and thereafter, and we incurred $2.0 million in additional deferred financing fees.

The Credit Facility also provides us with the ability to issue up to $20.0 million in letters of credit. While our issuance of letters of credit does not increase our borrowings outstanding under our Revolving Credit Facility, it does reduce the amount available. As of December 29, 2018, we had $20.0 million principal amount in outstanding letters of credit with a 4.0% annual fee. As of December 29, 2018, we had no borrowings outstanding under our Revolving Credit Facility. The weighted average interest rate for borrowings under the Revolving Credit Facility was 3.19% at December 29, 2018.

The Credit Facility includes customary financial and non‑financial covenants limiting, among other things, mergers and acquisitions; investments, loans, and advances; affiliate transactions; changes to capital structure and the business; additional indebtedness; additional liens; the payment of dividends; and the sale of assets, in each case, subject to certain customary exceptions. The Credit Facility contains customary events of default, including payment defaults, breaches of representations and warranties, covenant defaults, defaults under other material debt, events of bankruptcy and insolvency, failure of any guaranty or security document supporting the Credit Facility to be in full force and effect, and a change of control of our business. At December 29, 2018, we were in compliance with the covenants under our Credit Facility.

Term Loan A

The Term Loan A is a $445.0 million term loan facility, maturing on May 19, 2021. Principal payments of $11.1 million are due quarterly with the entire unpaid balance due at maturity. The interest rate on borrowings outstanding under the Term Loan A at December 29, 2018 was 6.35%.

Debt Owed to Rambler On

In connection with the Rambler On Acquisition (as defined in Note 8) in 2017, we issued an unsecured promissory note to Rambler On for the principal amount of $3.0 million with a two-year term and bearing interest at 5.0% per annum, payable in two equal installments on May 16, 2018 and May 16, 2019. As of December 29, 2018, the outstanding balance of the promissory note was $1.5 million.

Extinguishment of Debt

During the fourth quarter of fiscal 2018, we voluntarily repaid in full the $47.6 million principal amount and $0.6 million of accrued interest outstanding under our Term Loan B, using the net proceeds from our IPO plus additional cash on hand. As a result of the voluntary repayment of the Term Loan B prior to maturity of May 19, 2022, we recorded a loss from extinguishment of debt of $0.7 million relating to the write-off of unamortized financing fees associated with the Term Loan B.